Putnam VT International Equity Fund
The fund's portfolio
9/30/21 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value
Canada (1.5%)
Cenovus Energy, Inc.	136,700	$1,378,224
Thomson Reuters Corp.	21,400	2,366,232

		3,744,456
China (1.0%)
Alibaba Group Holding, Ltd.(NON)	134,500	2,501,702

		2,501,702
Denmark (1.1%)
Orsted AS	21,152	2,790,806

		2,790,806
France (9.9%)
AXA SA	162,207	4,512,597
BNP Paribas SA	74,896	4,797,494
CIE Generale Des Etablissements Michelin SCA	23,042	3,536,273
Compagnie De Saint-Gobain	58,722	3,955,048
Schneider Electric SA	22,957	3,816,835
Thales SA	40,487	3,909,931

		24,528,178
Germany (8.9%)
Auto1 Group SE 144A(NON)	34,704	1,268,786
Brenntag AG	50,329	4,694,811
Deutsche Boerse AG	20,951	3,410,538
Deutsche Post AG	77,633	4,892,937
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $8) (Private)(F)(RES)(NON)	12	—
Merck KGaA	22,298	4,848,899
Zalando SE(NON)	29,871	2,744,955

		21,860,926
Greece (1.1%)
OPAP SA	175,508	2,707,283

		2,707,283
Hong Kong (1.0%)
AIA Group, Ltd.	217,600	2,505,477

		2,505,477
India (3.9%)
Reliance Industries, Ltd. 144A	76,772	5,189,448
Tata Consultancy Services, Ltd.	86,574	4,383,852

		9,573,300
Ireland (5.7%)
Bank of Ireland Group PLC(NON)	668,137	3,938,110
CRH PLC	79,936	3,728,694
Flutter Entertainment PLC(NON)	19,285	3,785,871
ICON PLC(NON)	9,900	2,593,998

		14,046,673
Italy (2.7%)
Moncler SpA	31,261	1,911,947
Nexi SpA(NON)	201,703	3,763,122
Recordati SpA	16,183	941,328

		6,616,397
Japan (18.2%)
Asahi Group Holdings, Ltd.	77,300	3,744,563
Hoya Corp.	34,500	5,395,728
KDDI Corp.	123,100	4,068,148
MinebeaMitsumi, Inc.	162,700	4,154,424
Mitsubishi UFJ Financial Group, Inc.	852,300	4,976,104
Oracle Corp.	20,400	1,794,922
Renesas Electronics Corp.(NON)	396,300	4,889,851
Sony Group Corp.	60,200	6,703,958
Yamaha Motor Co., Ltd.	166,500	4,636,154
ZOZO, Inc.	120,300	4,504,567

		44,868,419
Netherlands (2.1%)
Adyen NV(NON)	746	2,074,298
Akzo Nobel NV	27,520	2,996,675

		5,070,973
Portugal (1.8%)
Energias de Portugal (EDP) SA	840,809	4,410,627

		4,410,627
Russia (1.2%)
Sberbank of Russia PJSC ADR	162,694	3,022,892

		3,022,892
South Korea (5.5%)
Hana Financial Group, Inc.	115,166	4,445,270
LG Chem, Ltd.	1,994	1,302,477
Samsung Electronics Co., Ltd. (Preference)	65,222	3,817,609
SK Telecom Co., Ltd.	15,116	4,121,896

		13,687,252
Spain (2.5%)
Amadeus IT Holding SA Class A(NON)	37,033	2,432,791
CaixaBank SA	1,180,491	3,660,547

		6,093,338
Switzerland (7.3%)
ABB, Ltd.	118,580	3,952,525
Coca-Cola HBC AG	85,862	2,759,758
Lonza Group AG	6,492	4,863,747
Roche Holding AG	8,855	3,231,222
SIG Combibloc Group AG	124,799	3,309,939

		18,117,191
Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co., Ltd.	134,000	2,763,220

		2,763,220
United Arab Emirates (1.2%)
Network International Holdings PLC(NON)	603,623	2,953,027

		2,953,027
United Kingdom (17.1%)
Abcam PLC(NON)	123,919	2,464,323
Allfunds Group PLC(NON)	150,084	2,886,204
AstraZeneca PLC	49,969	6,015,498
CNH Industrial NV	164,315	2,782,220
Coca-Cola Europacific Partners PLC	58,700	3,245,523
Diageo PLC	122,434	5,899,244
Kingfisher PLC	406,392	1,838,620
Liberty Global PLC Class C(NON)	171,900	5,064,174
Oxford Nanopore Technologies PLC(NON)	62,766	518,081
Prudential PLC	173,277	3,363,768
Royal Dutch Shell PLC Class B	220,806	4,891,807
SSE PLC	157,417	3,305,525

		42,274,987
United States (3.9%)
Ginkgo Bioworks Holdings, Inc.(NON)(S)	122,600	1,420,934
Linde PLC	13,302	3,955,089
Otis Worldwide Corp.	51,800	4,262,109

		9,638,132

Total common stocks (cost $205,532,057)		$243,775,256

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.75%, 6/30/24(i)	$39,000	$40,549

Total U.S. treasury obligations (cost $40,549)		$40,549

SHORT-TERM INVESTMENTS (1.7%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.09%(AFF)	Shares	1,378,750	$1,378,750
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	1,178,707	1,178,707
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	400,000	400,000
U.S. Treasury Bills 0.039%, 10/7/21		$200,000	199,999
U.S. Treasury Bills 0.043%, 2/17/22(SEGSF)		400,000	399,927
U.S. Treasury Bills 0.042%, 10/14/21(SEGSF)		535,000	534,994

Total short-term investments (cost $4,092,382)			$4,092,377
TOTAL INVESTMENTS

Total investments (cost $209,664,988)			$247,908,182

	FORWARD CURRENCY CONTRACTS at 9/30/21 (aggregate face value $382,535,993) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/20/21	$4,283,316	$4,396,977	$(113,661)
		Australian Dollar	Sell	10/20/21	4,283,316	4,314,815	31,499
		British Pound	Buy	12/15/21	562,193	571,838	(9,645)
		British Pound	Sell	12/15/21	562,193	577,239	15,046
		Chinese Yuan (Offshore)	Buy	11/17/21	2,673,377	2,666,655	6,722
		Chinese Yuan (Offshore)	Sell	11/17/21	2,673,377	2,647,489	(25,888)
		Euro	Buy	12/15/21	10,057,990	10,159,813	(101,823)
		Euro	Sell	12/15/21	10,057,990	10,301,574	243,584
		Japanese Yen	Buy	11/17/21	5,585,337	5,631,100	(45,763)
		Japanese Yen	Sell	11/17/21	5,585,337	5,601,051	15,714
		Norwegian Krone	Buy	12/15/21	1,171,704	1,181,060	(9,356)
		Norwegian Krone	Sell	12/15/21	1,171,704	1,191,797	20,093
		Swedish Krona	Buy	12/15/21	1,769,956	1,804,364	(34,408)
		Swedish Krona	Sell	12/15/21	1,769,956	1,781,438	11,482
		Swiss Franc	Buy	12/15/21	2,473,319	2,489,534	(16,215)
		Swiss Franc	Sell	12/15/21	2,473,319	2,520,841	47,522
	Barclays Bank PLC
		British Pound	Buy	12/15/21	2,199,451	2,258,300	(58,849)
		British Pound	Sell	12/15/21	2,199,451	2,237,082	37,631
		Euro	Buy	12/15/21	6,413,532	6,568,966	(155,434)
		Euro	Sell	12/15/21	6,413,532	6,478,231	64,699
		Hong Kong Dollar	Buy	11/17/21	863,099	863,433	(334)
		Hong Kong Dollar	Sell	11/17/21	863,099	863,195	96
		Japanese Yen	Buy	11/17/21	209,669	211,373	(1,704)
		Japanese Yen	Sell	11/17/21	209,669	210,260	591
		Swedish Krona	Buy	12/15/21	1,282,214	1,305,791	(23,577)
		Swedish Krona	Sell	12/15/21	1,282,214	1,290,550	8,336
		Swiss Franc	Buy	12/15/21	844,291	860,527	(16,236)
		Swiss Franc	Sell	12/15/21	844,291	849,796	5,505
	Citibank, N.A.
		Australian Dollar	Buy	10/20/21	454,186	469,620	(15,434)
		Australian Dollar	Sell	10/20/21	454,186	457,529	3,343
		British Pound	Buy	12/15/21	5,676,232	5,773,635	(97,403)
		British Pound	Sell	12/15/21	5,676,232	5,827,821	151,589
		Canadian Dollar	Buy	10/20/21	1,326,267	1,341,273	(15,006)
		Canadian Dollar	Sell	10/20/21	1,326,267	1,329,178	2,911
		Chinese Yuan (Offshore)	Buy	11/17/21	993,315	983,614	9,701
		Chinese Yuan (Offshore)	Sell	11/17/21	993,315	990,592	(2,723)
		Danish Krone	Buy	12/15/21	3,111,735	3,185,277	(73,542)
		Euro	Buy	12/15/21	866,916	887,949	(21,033)
		Euro	Sell	12/15/21	866,916	875,652	8,736
		New Zealand Dollar	Buy	10/20/21	483,411	486,565	(3,154)
		New Zealand Dollar	Sell	10/20/21	483,411	490,877	7,466
		Swiss Franc	Buy	12/15/21	1,071,865	1,092,362	(20,497)
		Swiss Franc	Sell	12/15/21	1,071,865	1,078,823	6,958
	Goldman Sachs International
		Australian Dollar	Buy	10/20/21	4,063,453	4,093,427	(29,974)
		British Pound	Buy	12/15/21	4,041,535	4,110,802	(69,267)
		British Pound	Sell	12/15/21	4,041,535	4,149,495	107,960
		Canadian Dollar	Sell	10/20/21	1,781,646	1,797,019	15,373
		Chinese Yuan (Offshore)	Sell	11/17/21	2,462,641	2,413,345	(49,296)
		Euro	Buy	12/15/21	1,171,781	1,183,640	(11,859)
		Euro	Sell	12/15/21	1,171,781	1,200,289	28,508
		Japanese Yen	Buy	11/17/21	7,055,417	7,085,589	(30,172)
		New Zealand Dollar	Buy	10/20/21	281,777	286,132	(4,355)
		South Korean Won	Buy	11/17/21	2,853,975	2,876,638	(22,663)
		South Korean Won	Sell	11/17/21	2,853,975	2,947,441	93,466
		Swiss Franc	Buy	12/15/21	1,635,801	1,667,183	(31,382)
		Swiss Franc	Sell	12/15/21	1,635,801	1,650,067	14,266
	HSBC Bank USA, National Association
		British Pound	Buy	12/15/21	3,372,752	3,463,037	(90,285)
		British Pound	Sell	12/15/21	3,372,752	3,430,447	57,695
		Chinese Yuan (Offshore)	Buy	11/17/21	1,585,284	1,569,969	15,315
		Chinese Yuan (Offshore)	Sell	11/17/21	1,585,284	1,581,007	(4,277)
		Euro	Buy	12/15/21	4,499,541	4,608,113	(108,572)
		Euro	Sell	12/15/21	4,499,541	4,544,952	45,411
		Hong Kong Dollar	Buy	11/17/21	529,324	529,414	(90)
		Hong Kong Dollar	Sell	11/17/21	529,324	529,513	189
		Japanese Yen	Buy	11/17/21	559,822	561,418	(1,596)
		Japanese Yen	Sell	11/17/21	559,822	564,473	4,651
		Singapore Dollar	Buy	11/17/21	473,739	476,034	(2,295)
		Singapore Dollar	Sell	11/17/21	473,739	475,107	1,368
	JPMorgan Chase Bank N.A.
		British Pound	Buy	12/15/21	5,811,525	5,911,112	(99,587)
		British Pound	Sell	12/15/21	5,811,525	5,967,121	155,596
		Canadian Dollar	Buy	10/20/21	966,180	976,945	(10,765)
		Canadian Dollar	Sell	10/20/21	966,180	968,310	2,130
		Euro	Buy	12/15/21	2,824,177	2,852,747	(28,570)
		Euro	Sell	12/15/21	2,824,177	2,892,624	68,447
		Japanese Yen	Buy	11/17/21	6,164,260	6,215,104	(50,844)
		Japanese Yen	Sell	11/17/21	6,164,260	6,181,812	17,552
		Norwegian Krone	Buy	12/15/21	1,171,087	1,191,188	(20,101)
		Singapore Dollar	Buy	11/17/21	2,655,310	2,666,932	(11,622)
		South Korean Won	Sell	11/17/21	12,659,770	13,032,196	372,426
		Swedish Krona	Buy	12/15/21	4,295,533	4,375,247	(79,714)
		Swedish Krona	Sell	12/15/21	4,295,533	4,323,446	27,913
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/20/21	4,063,453	4,093,446	(29,993)
		British Pound	Buy	12/15/21	6,029,287	6,189,756	(160,469)
		British Pound	Sell	12/15/21	6,029,287	6,132,468	103,181
		Canadian Dollar	Buy	10/20/21	153,240	153,582	(342)
		Canadian Dollar	Sell	10/20/21	153,240	154,950	1,710
		Euro	Buy	12/15/21	5,223,654	5,276,506	(52,852)
		Euro	Sell	12/15/21	5,223,654	5,350,346	126,692
		Japanese Yen	Buy	11/17/21	3,242,067	3,268,778	(26,711)
		Japanese Yen	Sell	11/17/21	3,242,067	3,251,216	9,149
		New Zealand Dollar	Buy	10/20/21	281,846	286,203	(4,357)
		Swiss Franc	Buy	12/15/21	2,579,097	2,628,454	(49,357)
		Swiss Franc	Sell	12/15/21	2,579,097	2,595,921	16,824
	NatWest Markets PLC
		British Pound	Buy	12/15/21	692,634	704,504	(11,870)
		British Pound	Sell	12/15/21	692,634	711,117	18,483
		Chinese Yuan (Offshore)	Buy	11/17/21	1,138,273	1,128,607	9,666
		Chinese Yuan (Offshore)	Sell	11/17/21	1,138,273	1,135,289	(2,984)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/20/21	4,063,453	4,093,416	(29,963)
		British Pound	Sell	12/15/21	4,822,837	4,859,894	37,057
		Canadian Dollar	Sell	10/20/21	1,781,646	1,789,598	7,952
		Chinese Yuan (Offshore)	Buy	11/17/21	1,497,786	1,483,189	14,597
		Chinese Yuan (Offshore)	Sell	11/17/21	1,497,786	1,493,732	(4,054)
		Euro	Sell	12/15/21	8,087,272	8,201,977	114,705
		Hong Kong Dollar	Buy	11/17/21	459,756	459,903	(147)
		Hong Kong Dollar	Sell	11/17/21	459,756	459,816	60
		Israeli Shekel	Buy	10/20/21	1,295,237	1,278,957	16,280
		Japanese Yen	Buy	11/17/21	7,055,416	7,072,158	(16,742)
		New Zealand Dollar	Buy	10/20/21	281,777	286,136	(4,359)
		Swedish Krona	Buy	12/15/21	532,960	542,769	(9,809)
		Swedish Krona	Sell	12/15/21	532,960	536,431	3,471
		Swiss Franc	Buy	12/15/21	5,213,772	5,247,839	(34,067)
	Toronto-Dominion Bank
		Canadian Dollar	Buy	10/20/21	2,426,661	2,432,075	(5,414)
		Canadian Dollar	Sell	10/20/21	2,426,661	2,453,829	27,168
		Euro	Buy	12/15/21	1,514,000	1,529,323	(15,323)
		Euro	Sell	12/15/21	1,514,000	1,550,511	36,511
	UBS AG
		Australian Dollar	Buy	10/20/21	1,064,467	1,084,361	(19,894)
		Australian Dollar	Sell	10/20/21	1,064,467	1,072,310	7,843
		British Pound	Buy	12/15/21	2,222,628	2,282,209	(59,581)
		British Pound	Sell	12/15/21	2,222,628	2,260,671	38,043
		Canadian Dollar	Buy	10/20/21	99,476	99,698	(222)
		Canadian Dollar	Sell	10/20/21	99,476	100,585	1,109
		Chinese Yuan (Offshore)	Buy	11/17/21	964,947	955,666	9,281
		Chinese Yuan (Offshore)	Sell	11/17/21	964,947	962,289	(2,658)
		Euro	Buy	12/15/21	3,462,096	3,543,245	(81,149)
		Euro	Sell	12/15/21	3,462,096	3,497,039	34,943
		Hong Kong Dollar	Buy	11/17/21	4,803,052	4,803,001	51
		Japanese Yen	Buy	11/17/21	4,423,342	4,460,130	(36,788)
		Japanese Yen	Sell	11/17/21	4,423,342	4,466,368	43,026
		Swedish Krona	Buy	12/15/21	8,883,042	8,952,920	(69,878)
		Swiss Franc	Buy	12/15/21	560,281	566,168	(5,887)
		Swiss Franc	Sell	12/15/21	560,281	565,551	5,270
	WestPac Banking Corp.
		Australian Dollar	Buy	10/20/21	6,386,728	6,602,449	(215,721)
		Australian Dollar	Sell	10/20/21	6,386,728	6,433,601	46,873
		British Pound	Buy	12/15/21	4,372,894	4,447,893	(74,999)
		British Pound	Sell	12/15/21	4,372,894	4,489,255	116,361
		Canadian Dollar	Buy	10/20/21	1,446,191	1,449,441	(3,250)
		Canadian Dollar	Sell	10/20/21	1,446,191	1,462,405	16,214
		Euro	Buy	12/15/21	16,357	16,523	(166)
		Euro	Sell	12/15/21	16,357	16,753	396
		Japanese Yen	Buy	11/17/21	2,946,521	2,954,967	(8,446)
		Japanese Yen	Sell	11/17/21	2,946,521	2,970,752	24,231
		New Zealand Dollar	Buy	10/20/21	362,058	364,210	(2,152)
		New Zealand Dollar	Sell	10/20/21	362,068	367,646	5,578

	Unrealized appreciation						2,620,215

	Unrealized (depreciation)						(2,658,575)

	Total						$(38,360)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through September 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $247,022,821.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $—, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$13,488,776	$12,110,026	$465	$1,378,750
	Putnam Short Term Investment Fund**	3,174,852	59,417,315	61,413,460	2,337	1,178,707

	Total Short-term investments	$3,174,852	$72,906,091	$73,523,486	$2,802	$2,557,457
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $1,378,750 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,278,377.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $171,968.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $581,697 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	16.8%
	Industrials	15.7
	Consumer discretionary	14.6
	Health care	13.1
	Information technology	11.7
	The fund had the following industry concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	Banks	10.1%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $577,947 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $171,968 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Canada	$3,744,456	$—	$—
China	—	2,501,702	—
Denmark	—	2,790,806	—
France	—	24,528,178	—
Germany	—	21,860,926	—
Greece	—	2,707,283	—
Hong Kong	—	2,505,477	—
India	—	9,573,300	—
Ireland	2,593,998	11,452,675	—
Italy	—	6,616,397	—
Japan	—	44,868,419	—
Netherlands	—	5,070,973	—
Portugal	—	4,410,627	—
Russia	—	3,022,892	—
South Korea	—	13,687,252	—
Spain	—	6,093,338	—
Switzerland	—	18,117,191	—
Taiwan	—	2,763,220	—
United Arab Emirates	—	2,953,027	—
United Kingdom	8,827,778	33,447,209	—
United States	5,683,043	3,955,089	—

Total common stocks	20,849,275	222,925,981	—
U.S. treasury obligations	—	40,549	—
Short-term investments	400,000	3,692,377	—

Totals by level	$21,249,275	$226,658,907	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(38,360)	$—

Totals by level	$—	$(38,360)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$269,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com